RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [Abstract]
Disclosure of detailed information about transactions between related parties [Table Text Block]
	Twelve months ended December 31, 2021	Seven months ended December 31, 2020	Twelve months ended May 31, 2020
Salaries and fees	$1,331,996	$865,052	$880,556
Share-based payments	3,945,428	1,175,647	1,297,981
	$5,277,424	$2,040,699	$2,178,537